Investment Securities (Fair Value and Gross Unrealized Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Available for sale:
Fair value, less than 12 months	$ 1,078,610	$ 2,559,042
Unrealized losses, less than 12 Months	(13,417)	(52,862)
Fair value, 12 months or more	2,037,996	402,147
Unrealized losses, 12 Months or More	(53,050)	(17,973)
Fair value, total	3,116,606	2,961,189
Unrealized losses, total	(66,467)	(70,835)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	1,061,577	2,513,872
Unrealized losses, less than 12 Months	(13,157)	(52,245)
Fair value, 12 months or more	2,029,455	396,695
Unrealized losses, 12 Months or More	(52,812)	(17,675)
Fair value, total	3,091,032	2,910,567
Unrealized losses, total	(65,969)	(69,920)
Obligations of states and political subdivisions
Available for sale:
Fair value, less than 12 months	5,534	31,104
Unrealized losses, less than 12 Months	(9)	(433)
Fair value, 12 months or more	522
Unrealized losses, 12 Months or More	(7)
Fair value, total	6,056	31,104
Unrealized losses, total	(16)	(433)
Equity securities
Available for sale:
Fair value, less than 12 months	11,499	14,066
Unrealized losses, less than 12 Months	(251)	(184)
Fair value, 12 months or more	8,019	5,452
Unrealized losses, 12 Months or More	(231)	(298)
Fair value, total	19,518	19,518
Unrealized losses, total	$ (482)	$ (482)